Note 5 - Allowance for Doubtful Accounts and Loans (Details) - Analysis of Allowance for Doubtful Accounts and Loans in US Dollars In Thousands, unless otherwise specified	0 Months Ended			12 Months Ended
	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 30, 2014 JPY (¥)	Mar. 31, 2013 USD ($)	Mar. 30, 2013 JPY (¥)	Mar. 30, 2012 JPY (¥)
Analysis of Allowance for Doubtful Accounts and Loans in US Dollars [Abstract]
Year ended March 31, 2014				$ 1,140	¥ 117,391	¥ 176,393	¥ 205,039	¥ 176,393	$ 1,713	¥ 205,039	¥ 142,871
Year ended March 31, 2014	(12,067)	(17,934)	(19,878)	(117)
Year ended March 31, 2014	¥ (46,935)	¥ (10,712)	¥ 82,046	$ (456)	¥ (46,935)	¥ (10,712)	¥ 82,046